Segment Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total revenue	$ 2,817	$ 2,796	$ 2,688	$ 2,608	$ 2,599	$ 2,478	$ 2,338	$ 2,282	$ 10,909	$ 9,697	$ 8,996
Income before income taxes									1,879	2,086	1,854
Other disclosures [Abstract]
Depreciation on vehicles subject to operating leases	1,155	1,085	1,075	1,014	1,010	956	858	816	4,329	3,640	3,088
Interest expense	725	697	687	646	597	582	599	638	2,755	2,416	2,656
Provision for credit losses	144	$ 138	$ 137	$ 128	108	$ 100	$ 72	$ 67	547	347	197
Net finance receivables and net investment in operating leases	130,190				121,902				130,190	121,902	108,433
Total assets	146,089				137,448				146,089	137,448	122,108
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total revenue									10,840	9,698	9,002
Income before income taxes									1,810	2,087	1,860
Other disclosures [Abstract]
Depreciation on vehicles subject to operating leases									4,329	3,640	3,088
Interest expense									2,755	2,416	2,656
Provision for credit losses									547	347	197
Net finance receivables and net investment in operating leases	136,865				127,232				136,865	127,232	112,783
Total assets	146,089				137,448				146,089	137,448	122,108
Operating Segments [Member] | Americas [Member]
Segment Reporting Information [Line Items]
Total revenue									9,505	8,386	7,657
Income before income taxes									1,511	1,763	1,509
Other disclosures [Abstract]
Depreciation on vehicles subject to operating leases									4,291	3,603	3,045
Interest expense									2,301	1,931	2,119
Provision for credit losses									494	309	176
Net finance receivables and net investment in operating leases	113,335				104,497				113,335	104,497	92,484
Total assets	119,012				111,147				119,012	111,147	98,093
Operating Segments [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Total revenue									984	982	1,071
Income before income taxes									238	297	338
Other disclosures [Abstract]
Depreciation on vehicles subject to operating leases									38	37	43
Interest expense									278	294	356
Provision for credit losses									29	16	15
Net finance receivables and net investment in operating leases	18,846				18,947				18,846	18,947	17,036
Total assets	21,755				22,085				21,755	22,085	20,439
Operating Segments [Member] | Asia Pacific [Member]
Segment Reporting Information [Line Items]
Total revenue									351	330	274
Income before income taxes									61	27	13
Other disclosures [Abstract]
Depreciation on vehicles subject to operating leases									0	0	0
Interest expense									176	191	181
Provision for credit losses									24	22	6
Net finance receivables and net investment in operating leases	4,684				3,788				4,684	3,788	3,263
Total assets	5,322				4,216				5,322	4,216	3,576
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Total revenue									69	(1)	(6)
Income before income taxes									69	(1)	(6)
Other disclosures [Abstract]
Depreciation on vehicles subject to operating leases									0	0	0
Interest expense									0	0	0
Provision for credit losses									0	0	0
Net finance receivables and net investment in operating leases	(6,675)				(5,330)				(6,675)	(5,330)	(4,350)
Total assets	$ 0				$ 0				$ 0	$ 0	$ 0